Net Loss Per Share Attributable to Common Stockholders (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Antidilutive Securities Excluded From Computation Of Earnings Per Share [Line Items]
Computation of Basic and Diluted Net Loss per Share Attributable to Common Stockholders

The following table reflects the calculation of basic and diluted net income (loss) per share of common stock:

	For the Three	For the Six
	Months Ended	Months Ended
	June 30, 2021	June 30, 2021
Class A Common Stock
Numerator: Income allocable to Class A Common Stock
Income from investments held in Trust Account	$21,803	$33,543
Less: Company's portion available to be withdrawn to pay taxes	(21,803)	(33,543)
Net income attributable	$—	$—
Denominator: Weighted average Class A Common Stock
Basic and diluted weighted average shares outstanding, Class A Common Stock	27,500,000	27,500,000
Basic and diluted net income per share, Class A Common Stock	$0.00	$0.00
Class B common stock
Numerator: Net income (loss) minus net income allocable to Class A common stock
Net income (loss)	$(15,464,432)	$(18,604,910)
Net income allocable to Class A Common Stock	—	—
Net income (loss) attributable	$(15,464,432)	$(18,604,910)
Denominator: weighted average Class B common stock
Basic and diluted weighted average shares outstanding, Class B common stock	6,875,000	6,875,000
Basic and diluted net loss per share, Class B common stock	$(2.25)	$(2.71)

Schedule of Potentially Dilutive Shares

The following potentially dilutive shares were not included in the calculation of diluted shares outstanding for the periods presented as the effect would have been anti-dilutive (in thousands):

	June 30,
	2020	2021
Redeemable convertible preferred stock	87,497	87,497
Outstanding stock options	21,917	19,484
Outstanding common stock warrants	1,077	607
Total	110,491	107,588

Schedule of Potentially Dilutive Shares

The following potentially dilutive shares were not included in the calculation of diluted shares outstanding for the periods presented as the effect would have been anti-dilutive (in thousands):

	June 30,
	2020	2021
Redeemable convertible preferred stock	87,497	87,497
Outstanding stock options	21,917	19,484
Outstanding common stock warrants	1,077	607
Total	110,491	107,588

A Place For Rover INC
Antidilutive Securities Excluded From Computation Of Earnings Per Share [Line Items]
Computation of Basic and Diluted Net Loss per Share Attributable to Common Stockholders

The following table sets forth the computation of basic and diluted net loss per share attributable to common stockholders (in thousands, except per share amounts):

	Year Ended December 31,
	2018	2019	2020
Numerator:
Net loss	$(64,677)	$(51,714)	$(57,485)
Deemed dividend to preferred stockholders	(491)	—	—
Net loss attributable to common stockholders	$(65,168)	$(51,714)	$(57,485)
Denominator:
Weighted-average number of shares outstanding used to compute net loss per share attributable to common stockholders, basic and diluted	26,159	28,074	28,804
Net loss per share attributable to common stockholders, basic and diluted	$(2.49)	$(1.84)	$(2.00)

Schedule of Potentially Dilutive Shares

The following potentially dilutive shares were not included in the calculation of diluted shares outstanding for the periods presented as the effect would have been anti-dilutive (in thousands):

	Year Ended December 31,
	2018	2019	2020
Redeemable convertible preferred stock	87,007	87,489	87,497
Outstanding stock options	17,140	20,749	20,574
Outstanding common stock warrants	650	761	1,077
Total	104,797	108,999	109,148

Schedule of Potentially Dilutive Shares

The following potentially dilutive shares were not included in the calculation of diluted shares outstanding for the periods presented as the effect would have been anti-dilutive (in thousands):

	Year Ended December 31,
	2018	2019	2020
Redeemable convertible preferred stock	87,007	87,489	87,497
Outstanding stock options	17,140	20,749	20,574
Outstanding common stock warrants	650	761	1,077
Total	104,797	108,999	109,148